Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

	Years Ended December 31,
	2013	2012	2011
Numerator:
Amounts attributable to common stockholders:
Income from continuing operations	$287,612	$379,107	$418,967
(Loss) income from discontinued operations	(144,777)	66,056	198,513
Net income (numerator for diluted EPS)	142,835	445,163	617,480
Less: Preference stock dividend	(46)	(51)	(58)
Income attributable to common stockholders (numerator for basic EPS)	$142,789	$445,112	$617,422
Denominator (in thousands):
Weighted-average shares used in basic EPS	201,614	200,389	201,976
Effect of dilutive shares:
Preferred stock	2	2	2
Preference stock	381	398	445
Stock plans	960	577	343
Weighted-average shares used in diluted EPS	202,957	201,366	202,766
Basic earnings per share:
Continuing operations	$1.43	$1.89	$2.07
Discontinued operations	(0.72)	0.33	0.98
Net income attributable to Pitney Bowes Inc.	$0.71	$2.22	$3.06
Diluted earnings per share:
Continuing operations	$1.42	$1.88	$2.07
Discontinued operations	(0.71)	0.33	0.98
Net income attributable to Pitney Bowes Inc.	$0.70	$2.21	$3.05

Anti-dilutive options excluded from diluted earnings per share (in thousands):	12,448	13,801	14,016